Deconsolidation of Subsidiary	9 Months Ended
Sep. 30, 2022
Text Block [Abstract]
Deconsolidation of Subsidiary
NOTE 15 – DECONSOLIDATION OF SUBSIDIARY
In April 2019, the Company executed a royalty agreement, as amended (the “Amended Royalty Agreement”), with Agnity. The Amended Royalty Agreement gave the Company the right to nominate a majority of the members of the Operations Committee of Agnity, which thereby gave it the right and ability to direct the relevant activities of Agnity and to significantly affect its returns through the use of its rights. As a result, Company determined that it had obtained control over Agnity and its subsidiaries via a business combination and the non-controlling
interest (“NCI”) was measured at 100% of the acquired net identifiable assets of Agnity at the date of acquisition.
On July 29, 2022, the Company signed a Technology Continuation Agreement with Agnity (the “Technology Continuation Agreement”), which replaced the Amended Royalty Agreement. Concurrent with the signing of the Technology Continuation Agreement, a third party acquired all of the outstanding shares in Agnity from its shareholder.
Prior to the Technology Continuation Agreement being signed, the Company held a royalty receivable from Agnity under the Amended Royalty Agreement, which was measured at fair value through profit or loss (“FVTPL”) and had a carrying value of $3,882,688
(US$3,024,937
). Under the terms of the Amended Royalty Agreement, the change in control of Agnity triggered a termination payment due to the Company and an obligation for Agnity to repay the Company’s royalty receivable. As a result, the Company recorded an increase to the fair value of the royalty receivable, resulting in a gain of $3,394,455
(US$2,644,563
)
which has been recorded in Other income in the three months ended September 30, 2022.
Under the terms of the Technology Continuation Agreement, the Company received a payment of US$5,953,766 on July 29, 2022, which included amounts to settle the royalty receivable and other payable and receivables balances with Agnity.
As a result of these events, the Operations Committee of Agnity was dissolved, meaning the Company no longer had the right to nominate any of the members of the Operations Committee and therefore no longer had control of Agnity. Accordingly, the Company ceased consolidating the results of Agnity as of July 29, 2022, resulting in a loss of $
210,488
,
which has been recorded to Other income in the three months ended September 30, 2022.

The impact of deconsolidating Agnity had the following effect on the consolidated statement of financial position:

July 29, 2022
Cash and cash equivalents	$(37,642)
Trade and other receivables	(3,716,258)
Prepaid expenses and deposits - current	(240,511)
Prepaid expenses and deposits - non-current	(236,637)
Property and equipment	(263,139)
Intangible assets	(3,547,954)
Trade payables and accrued liabilities	5,193,353
Deferred revenue	2,474,113
Due to related party	188,836
Loans and borrowings - current	2,605,503
Loans and borrowings - non-current	197,812
Deferred income tax liabilities	(2,993)

Net assets	$2,614,483

Less: Non-controlling interest	(2,824,971)

Loss on disposal of Agnity	$(210,488)

The following table summarizes the information relating to Agnity prior to the loss of control on July 29, 2022, before any intercompany eliminations.

For the period from January 1, 2022 to July 29, 2022
Revenue	$1,850,588

Loss allocated to NCI	$(5,242,577)
Other comprehensive income allocated to NCI	92,013

Total comprehensive loss attributable to NCI	$(5,150,564)

Cash flows provided by operating activities	$591,772
Cash flows used in investing activities	(8,871)
Cash flows used in financing activities	(693,704)
Foreign exchange impact on cash held in USD	5,056

Net decrease in cash and cash equivalents	$(105,747)